Summary of significant accounting policies - Segment Reporting and Property and equipment (Details) - segment	12 Months Ended	24 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Property and equipment
Number of operating segment	1	1
Office and telecommunication equipment | Minimum
Property and equipment
Expected useful life	3 years
Office and telecommunication equipment | Maximum
Property and equipment
Expected useful life	5 years
Leasehold improvements
Property and equipment
Expected useful life	5 years